UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Greater China Opportunities Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 98.8%		$60,357,002
(Cost $40,801,781)
China 45.7%		27,912,198
Alibaba Group Holding, Ltd., ADR (A)	29,486	4,568,856
Baidu, Inc., ADR (A)	6,024	1,363,532
China Animal Healthcare, Ltd. (A)	1,590,000	2,036
China Communications Construction Company, Ltd., H Shares	377,000	502,119
China Construction Bank Corp., H Shares	2,539,000	2,108,169
China Life Insurance Company, Ltd., H Shares	212,000	670,017
China Medical System Holdings, Ltd.	265,000	452,075
China Molybdenum Company, Ltd., H Shares	1,311,000	712,428
China National Materials Company, Ltd., H Shares	1,653,000	670,045
China Oilfield Services, Ltd., H Shares	904,000	770,206
China Petroleum & Chemical Corp., H Shares	810,000	614,035
China Vanke Company, Ltd., H Shares	105,600	311,143
CNOOC, Ltd.	805,000	901,008
Ctrip.com International, Ltd., ADR (A)	14,901	890,037
Grand Baoxin Auto Group, Ltd. (A)	1,271,500	646,665
Industrial & Commercial Bank of China, Ltd., H Shares	2,764,500	1,931,714
JNBY Design, Ltd. (A)	393,000	321,046
Maanshan Iron & Steel Company, Ltd., H Shares (A)	1,342,000	649,924
Minth Group, Ltd.	148,000	681,469
Ping An Insurance Group Company of China, Ltd., H Shares	251,000	1,857,930
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	166,500	609,402
Tencent Holdings, Ltd.	139,200	5,556,026
Weibo Corp., ADR (A)	14,585	1,122,316
Hong Kong 25.6%		15,665,007
AIA Group, Ltd.	292,600	2,301,448
ASM Pacific Technology, Ltd.	44,800	578,984
Beijing Enterprises Water Group, Ltd. (A)	856,000	710,297
BOC Hong Kong Holdings, Ltd.	128,500	631,767
Cheung Kong Property Holdings, Ltd.	113,080	914,458
China Everbright Greentech, Ltd. (A)(B)	757,000	529,167
China Foods, Ltd.	668,000	307,521
China Gas Holdings, Ltd.	394,000	953,032
China Mobile, Ltd.	56,500	603,937
China Resources Land, Ltd.	232,666	746,604
China Unicom Hong Kong, Ltd. (A)	420,000	608,715
CK Hutchison Holdings, Ltd.	76,580	1,007,726
Galaxy Entertainment Group, Ltd.	117,000	722,370
Hong Kong Exchanges & Clearing, Ltd.	34,300	977,146
Kingboard Laminates Holdings, Ltd.	625,500	871,718
Link REIT	68,500	556,127
Modern Dental Group, Ltd.	800,000	306,899
Sino Biopharmaceutical, Ltd.	509,000	449,361
Swire Properties, Ltd.	213,200	736,495
Techtronic Industries Company, Ltd.	94,000	417,670
Vinda International Holdings, Ltd.	389,000	733,565
Macau 0.9%		526,139
Sands China, Ltd.	113,600	526,139
Taiwan 24.6%		15,051,032
Airtac International Group	22,000	297,582

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND 2

	Shares	Value
Taiwan (continued)
ASMedia Technology, Inc.	47,000	$614,673
Chailease Holding Company, Ltd.	120,000	344,972
China Life Insurance Company, Ltd.	623,832	660,043
Fit Hon Teng, Ltd. (A)(B)	1,335,000	664,868
Formosa Chemicals & Fibre Corp.	85,000	256,098
Foxsemicon Integrated Technology, Inc.	118,650	841,242
Gourmet Master Company, Ltd.	43,000	503,340
Himax Technologies, Inc., ADR	35,138	289,537
Hon Hai Precision Industry Company, Ltd.	167,000	649,476
Hota Industrial Manufacturing Company, Ltd.	145,746	667,054
Largan Precision Company, Ltd.	4,000	729,837
MediaTek, Inc.	65,000	572,189
Parade Technologies, Ltd.	46,000	667,332
Quang Viet Enterprise Company, Ltd.	78,000	441,918
St. Shine Optical Company, Ltd.	21,000	432,646
Taiwan Paiho, Ltd.	181,000	755,136
Taiwan Semiconductor Manufacturing Company, Ltd.	554,089	3,916,803
TCI Company, Ltd.	83,291	509,940
Tong Hsing Electronic Industries, Ltd.	123,000	508,958
Yageo Corp.	191,000	727,388
United Kingdom 1.1%		641,331
HSBC Holdings PLC	64,000	641,331
United States 0.9%		561,295
Yum China Holdings, Inc. (A)	15,683	561,295
Total investments (Cost $40,801,781)† 98.8%		$60,357,002
Other assets and liabilities, net 1.2%		716,181
Total net assets 100.0%		$61,073,183
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $41,133,437. Net unrealized appreciation aggregated to $19,223,565, of which $20,615,753 related to appreciated investment securities and $1,392,188 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-17:

Information technology	39.6%
Financials	19.9%
Consumer discretionary	11.7%
Real estate	5.3%
Energy	3.8%
Materials	3.8%
Utilities	3.7%
Health care	3.6%
Industrials	2.9%
Consumer staples	2.5%
Telecommunication services	2.0%
Other assets and liabilities, net	1.2%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND 3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common stocks
China	$27,912,198	$7,944,741	$19,965,421	$2,036
Hong Kong	15,665,007	—	15,665,007	—
Macau	526,139	—	526,139	—
Taiwan	15,051,032	954,405	14,096,627	—
United Kingdom	641,331	—	641,331	—
United States	561,295	561,295	—	—
Total investments in securities	$60,357,002	$9,460,441	$50,894,525	$2,036

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	08Q3	07/17
This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.		9/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 13, 2017